YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to provide you with this report for Dreyfus New York Tax Exempt Bond Fund, Inc. for the six-month period ended November 30, 1998. Your Fund produced a total return, including share price changes and dividend income generated, of 3.89%,* and an annualized tax-free distribution rate per share of 4.73%.**

ECONOMIC REVIEW

  During 1998, the main regions of the world had very different economic fundamentals. The U.S. began the period with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate a rise in interest rates early in the year. The U.S. economy cooled enough over the months that the Fed decided to stand pat. Evidence of economic cooling continued to accumulate and worries about the world economy intensified. Financial stresses pushed the Fed to ease beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plants and labor. In Asia, weak economies were pervasive as a result of the Asian financial crisis. The Latin American economies weakened as the financial stresses spread throughout that region.

  A main influence on the U.S. economy this year was the foreign financial crisis and cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The drop in inflation helped the consumer sector as more of the growth in consumer income was left over after inflation to buy goods and services. Consumers benefited from a combination of good growth in real income, a strong labor market and past increases in the prices of assets they owned.

  The negative effect of Asian weakness was felt in the industrial sector more than the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports. One result of the industrial weakness was to cool off a U.S.
economy    that    had    been    growing    rapidly.

  The major change in the economic outlook over recent months has been a downward shift in expectations for world economic growth. A credit crunch developed in emerging countries and former communist countries, sharply reducing the economic outlook for Asia and Latin America as well as for commodity exporting countries throughout the world. The effect on Europe and the U.S. has been to lower expectations of profit growth and drive down bond yields. Monetary policy has begun to ease in both the U.S. and Europe.

  Evidence of a weaker world economy accumulated as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management hedge fund crisis through early October. However, proactive steps were taken to stabilize the Japanese banks, design a support package for Brazil and ease monetary policy. There appears to be a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

MARKET ENVIRONMENT

  Prices moved higher during the reporting period as various classes of investors found municipal bonds appealing, despite the extent to which equities vied for investors' attention for most of the period. Low inflation and low interest rates helped create and maintain a bond-friendly atmosphere. Not to be overlooked, either, is the improved fiscal posture enjoyed by many states and municipalities, the result of several years of strong economic growth that enhanced the creditworthiness of many municipal securities' issuers, and gave added comfort to investors. The dollar value of newly issued bonds so far in 1998 has surpassed the volume experienced in all but a few previous years. At $255 billion, it is approximately 29% above the same period last year, but nonetheless, a dearth of appropriate bonds persists in several states.
Fortunately, the market has absorbed the new issuance without inordinate volatility in the process. Municipal yields have been, and continue to be, very favorably aligned vis-a-vis U.S. Treasury Bonds. Historically, longer-term municipals have been viewed as being good values when their yields approached 80% to 85% of the yields available on comparable Treasuries. Presently, most measures place the ratio well in excess of 90%. The environment for municipal bonds still appears to be positive, particularly with the Federal Reserve Board's Open Market Committee signaling explicitly, by recent cuts in the target rate for Federal Funds, its preference for lower interest rates.

PORTFOLIO OVERVIEW

  In the past six months, the municipal bond market has gone through a major cycle, from a condition of subdued volatility to one, more recently, of substantial volatility with brisk intraday price movement. During the period of low volatility we found it advantageous to maintain previously purchased full coupon positions. Since the greater part of performance in this earlier period came mainly from income rather than principal value changes, the Fund benefited greatly from this allocation, and still does. We also apportioned a percentage of the portfolio to securities that were expected to benefit from a potential drop in interest rates. This was done as a contingency should the overall trend in rates respond to the notion of global economic weakness, primarily from the Asian financial contraction. Normally, the prices of your Fund's municipal securities, and ultimately, your Fund's share price, respond to the changing supply and demand conditions in the tax-exempt market. In the recent quarter, municipal yields fell during a worldwide flight into debt instruments perceived to be safer, mainly U.S. Treasury notes and bonds. As yields on Treasuries fell, it helped lift the price of your Fund's holdings, and of your Fund, while the 30-year Treasury Bond yield dropped below 5%. Of course, these were historically unprecedented conditions, which cannot be expected to be an ongoing factor in the Fund's long-term performance.

In addition, some high quality, intermediate maturity securities were recently added to your Fund. This creates a new balance that leaves many defensive securities in the portfolio. This is appropriate in the current scenario where recent Fed rate cuts have primarily enhanced the value of the equity markets and not the bond market. However, if there is another upward price rally in fixed income securities, the newly added bonds can be expected to participate. We anticipate this approach will bring continued success to your Fund.

  Included in this report is a series of detailed financial statements, which outline the portfolio' s current holdings and its financial condition. We hope that you find them informative.

              Very truly yours,

              [Richard J. Moynihan signature]

              Richard J. Moynihan

              Director, Municipal Portfolio Management

              The Dreyfus Corporation

December 15, 1998

New York, NY

*Total  return  includes  reinvestment of dividends and any capital gains paid.
Income may be subject to state and local income taxes for non-New York residents.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the net asset value per share at the end of the period. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                        NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                Principal

Long-Term Municipal Investments--98.2%                                                           Amount              Value
-----------------------------------------------------                                       _______________     _______________
New York--93.2%

Allegany County Industrial Development Agency, Civic Facility Revenue

   (Houghton College Civic Facility) 5.25%, 1/15/2018  . . . . . . . . . . . . . . . .    $       2,750,000   $       2,764,795

Castle Rest Residential Health Care Facility, Health Care Revenue

   5.60%, 8/1/2017 (Insured; FHA)  . . . . . . . . . . . . . . . . . . . . . . . . . .            1,700,000           1,791,341

Cohoes Industrial Development Agency, IDR (Norlite Corp. Project)

   6.75%, 5/1/2009 (LOC; Dresdner Bank) (Prerefunded 5/1/2002) (a) . . . . . . . . . .            5,000,000           5,555,650

Erie County Industrial Development Agency, Life Care Community Revenue

   (Episcopal Church Home) 5.875%, 2/1/2018  . . . . . . . . . . . . . . . . . . . . .           11,000,000          11,180,070

Long Island Power Authority, Electric Power and Light System Revenue, Refunding

   5.50%, 12/1/2029  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,000,000           5,173,400

Metropolitan Transportation Authority, Revenue:

   Commuter Facilities, Service Contract 6%, 7/1/2016 (Insured; FGIC)  . . . . . . . .            9,000,000           9,978,300

   Transit Facilities, Service Contract, Refunding:

       7.125%, 7/1/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,000,000           5,573,400

       6.625%, 7/1/2014 (Prerefunded 7/1/2002) (a) . . . . . . . . . . . . . . . . . .            5,950,000           6,606,404

Monroe County Industrial Development Agency, Revenue

   (DePaul Community Facilities) 5.875%, 2/1/2028  . . . . . . . . . . . . . . . . . .            1,000,000           1,009,610

Municipal Assistance Corporation for City of New York, Revenue, Refunding

   6%, 7/1/2005  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           13,000,000          14,448,200

New York City:

   7.50%, 2/1/2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,500,000           3,894,870

   6.375%, 8/1/2004  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           16,000,000          17,371,200

   5.75%, 2/1/2007 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . .           12,305,000          13,607,115

   5.75%, 8/15/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,000,000           5,319,700

   5.375%, 8/1/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,000,000           7,450,520

   6.50%, 8/15/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,125,000          11,741,051

   7.50%, 3/15/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              160,000             169,965

   7%, 10/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               95,000             106,187

   7%, 10/1/2010 (Prerefunded 10/1/2002) (a) . . . . . . . . . . . . . . . . . . . . .            3,860,000           4,358,017

   5.50%, 11/15/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,110,000           1,187,078

   3.65%, 8/1/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           18,775,000          19,791,291

   6%, 8/1/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,750,000          10,722,952

   6.25%, 8/1/2011 (Insured; FSA) (Prerefunded 8/1/2002) (a) . . . . . . . . . . . . .            3,950,000           4,342,037

   5.75%, 8/15/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,025,000           4,259,496

   5.75%, 8/15/2011 (Prerefunded 8/15/2003) (a)  . . . . . . . . . . . . . . . . . . .            4,845,000           5,297,281

   5.75%, 2/1/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           3,226,620

   5.875%, 8/15/2013 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,550,000           4,938,161

   6.85%, 10/1/2013  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,000,000           5,464,100

   5.875%, 2/1/2016  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,500,000           2,694,100

   7.50%, 8/1/2021 (Prerefunded 8/1/2002) (a)  . . . . . . . . . . . . . . . . . . . .            4,800,000           5,476,848

   7.50%, 8/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              200,000             225,626

   Refunding:

       5.20%, 8/1/2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              170,000             178,048

       6.282%, 8/1/2003 (b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,415,000           8,110,675

       5.30%, 8/1/2004 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              170,000             179,556

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                Principal

Long-Term Municipal Investments--98.2%                                                           Amount              Value
-----------------------------------------------------                                       _______________     _______________

New York (continued)

New York City (continued):

  Refunding (continued):

       6.482%, 8/1/2004 (b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $      7,525,000   $       8,378,937

       6.50%, 3/15/2005  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           13,770,000          15,451,592

       5.45%, 8/1/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              160,000             171,182

       6.782%, 8/1/2005 (b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,920,000           5,613,622

       7.50%, 2/1/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,900,000           3,236,835

       7.50%, 2/1/2006 (Prerefunded 2/1/2002) (a)  . . . . . . . . . . . . . . . . . .            1,100,000           1,237,060

       6.25%, 2/15/2007  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,830,000           3,124,178

       6.25%, 2/15/2007 (Prerefunded 2/15/2005) (a)  . . . . . . . . . . . . . . . . .            2,545,000           2,880,507

       5.10%, Series A 8/1/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . .              120,000             125,443

       5.10%, Series B 8/1/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . .              130,000             135,897

       6.205%, Series A 8/1/2008 (b) . . . . . . . . . . . . . . . . . . . . . . . . .            4,430,000           4,824,890

       6.205%, Series B 8/1/2008 (b) . . . . . . . . . . . . . . . . . . . . . . . . .            7,300,000           7,950,722

       5.20%, 8/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              120,000             125,945

       6.405%, 8/1/2009 (b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,220,000           4,631,956

       6.25%, 8/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,857,000          10,983,162

       6.25%, 8/1/2009 (Prerefunded 8/1/2004) (a)  . . . . . . . . . . . . . . . . . .              643,000             725,323

       7.50%, 3/15/2010 (Prerefunded 3/15/2000) (a)  . . . . . . . . . . . . . . . . .              425,000             453,071

       5.25%, 8/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              130,000             136,330

       6.505%, 8/1/2010 (b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            8,105,000           8,882,594

       6.25%, 8/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,400,000          10,473,950

       6.25%, 8/1/2010 (Prerefunded 8/1/2004) (a)  . . . . . . . . . . . . . . . . . .              600,000             677,802

       6.285%, 11/15/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,940,000           6,558,235

       6.375%, 8/15/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,365,000          11,584,339

       5.25%, 8/1/2013 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              200,000             206,000

       6.50%, 8/1/2013 (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,400,000           7,831,716

       5.35%, 8/1/2013 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           19,660,000          20,479,625

       6%, 8/1/2014  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,250,000           2,465,280

       5.25%, 8/1/2017 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,500,000           3,566,430

       6%, 8/1/2017  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           3,282,570

       7%, 2/1/2020  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            8,840,000           9,709,237

       7%, 2/1/2020 (Prerefunded 2/1/2002) (a) . . . . . . . . . . . . . . . . . . . .            1,160,000           1,286,254

       5.875%, 8/1/2024  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           16,000,000          17,199,520

       6.125%, 8/1/2025  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,250,000          13,493,252

New York City Housing Development Corp., MFHR Refunding 5.625%, 5/1/2012 . . . . . . .           14,460,000          15,332,372

New York City Industrial Development Agency:

  Civic Facility Revenue, University and College Improvements

       (College of New Rochelle Project) 5.80%, 9/1/2026 . . . . . . . . . . . . . . .            1,400,000           1,466,626

   IDR, Refunding:

       (Brooklyn Navy Yard Cogen Partners):

          6.20%, 10/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,750,000           3,070,513

          5.65%, 10/1/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,500,000          10,735,725

          5.75%, 10/1/2036 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,000,000           9,200,970

       (Field Hotel Association LP) 6%, 11/1/2028  . . . . . . . . . . . . . . . . . .           11,525,000          11,547,704

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                Principal

Long-Term Municipal Investments--98.2%                                                           Amount              Value
-----------------------------------------------------                                       _______________     _______________

New York (continued)

New York City Municipal Water Finance Authority, Water and Sewer Systems
Revenue:

   5.625%, 6/15/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    16,000,000    $     17,075,840

   7%, 6/15/2015 (Prerefunded 6/15/2001) (a) . . . . . . . . . . . . . . . . . . . . .            5,655,000           6,160,444

   6.20%, 6/15/2021 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . .            9,700,000          10,620,530

   5.75%, 6/15/2029  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           41,000,000          44,319,770

   Refunding 5.625%, 6/15/2019 . . . . . . . . . . . . . . . . . . . . . . . . . . . .           17,335,000          18,308,360

State of New York:

   5.875%, 3/15/2014 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           3,224,940

   5.50%, 7/15/2016  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           11,165,000          11,805,871

   Refunding:

       5.625%, 8/15/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           15,000,000          16,350,900

       5.70%, 8/15/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,500,000           4,843,305

       6.125%, 11/15/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,130,000           3,431,075

       5.80%, 10/1/2013  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,715,000           5,140,057

New York State Dormitory Authority, Revenues:

  (City University Systems):

       5.25%, 7/1/2008 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . .              200,000             215,524

       6.732%, 7/1/2008 (Insured; FGIC) (b)  . . . . . . . . . . . . . . . . . . . . .            4,900,000           5,644,702

       5.35%, 7/1/2009 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . .              200,000             216,904

       6.932%, 7/1/2009 (Insured; FGIC) (b)  . . . . . . . . . . . . . . . . . . . . .            3,950,000           4,603,804

       7%, 7/1/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            8,500,000           9,978,660

       7.50%, 7/1/2010 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . .            5,000,000           6,387,000

       5.625%, 7/1/2016  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,120,000           9,887,357

       Refunding:

          5.60%, 7/1/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,000,000          12,655,800

          5.375%, 7/1/2014 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . .            6,500,000           6,827,860

          5.50%, 7/1/2016 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . .           24,000,000          25,419,600

          5.625%, 7/1/2019 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           11,550,000          12,122,996

   Court Facilities Lease Revenues 5.625%, 5/15/2013 . . . . . . . . . . . . . . . . .            5,000,000           5,206,900

   Health, Hospital and Nursing Home:

       (Center for Nursing) 5.45%, 8/1/2017  . . . . . . . . . . . . . . . . . . . . .            2,110,000           2,184,525

       (Frances Schervier Home) 5.50%, 7/1/2017 (Insured; AGIC)  . . . . . . . . . . .            4,000,000           4,201,280

       (Interfaith Medical Center):

          5.375%, 2/15/2013  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,580,000           4,783,673

          5.375%, 2/15/2015  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,065,000           5,254,684

       (Lakeside/Beikirch Nursing Home) 6%, 2/1/2037 (Insured; FHA)  . . . . . . . . .            5,000,000           5,431,800

       (Menorah Campus) Refunding:

          5.95%, 2/1/2017 (Insured; FHA) . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           3,240,960

          6.10%, 2/1/2037 (Insured; FHA) . . . . . . . . . . . . . . . . . . . . . . .            8,500,000           9,290,670

       (Mental Health Service Facilities) 5.25%, 8/15/2008 (Insured; AMBAC)  . . . . .               50,000              53,591

       (North General Hospital):

          5.125%, 2/15/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              500,000             520,635

          5.20%, 2/15/2016 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,500,000           1,518,960

       Refunding (North Shore University Hospital at Forest Hills):

          5.50%, 11/1/2013 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . .            2,625,000           2,858,599

          5.50%, 11/1/2014 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . .            1,000,000           1,087,160

   (New York Medical College) 6.875%, 7/1/2021 (Insured; FGIC) . . . . . . . . . . . .           19,310,000          21,668,330

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                Principal

Long-Term Municipal Investments--98.2%                                                           Amount              Value
-----------------------------------------------------                                       _______________     _______________

New York (continued)

New York State Dormitory Authority, Revenues (continued):

  (New York University):

       5.75%, 7/1/2016 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . .    $       2,300,000   $       2,570,549

       6%, 7/1/2017 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . .            3,500,000           4,014,815

   State University Educational Facilities:

       7.50%, 5/15/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,750,000           4,650,225

       7%, 5/15/2018 (Prerefunded 5/15/2000) (a) . . . . . . . . . . . . . . . . . . .            4,010,000           4,291,743

       4.75%, 5/15/2028  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,800,000           7,414,446

       Refunding:

          5.875%, 5/15/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           20,000,000          22,488,400

          5.50%, 5/15/2013 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,000,000          10,870,800

          5.50%, 5/15/2013 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . .            6,035,000           6,620,576

          7.375%, 5/15/2014  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,945,000          13,831,474

New York State Energy Research and Development Authority,

  Electric Facilities Revenue:

       (Consolidated Edison Co. Project) 7.125%, 12/1/2029 . . . . . . . . . . . . . .           13,000,000          14,987,960

       (Long Island Lighting Company Project):

          7.15%, 9/1/2019  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            8,930,000           9,742,987

          6.90%, 8/1/2022  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,010,000           3,288,726

New York State Environmental Facilities Corp.,

  State Water Pollution Control Revolving Fund Revenue

  (New York City Municipal Water Finance Authority Project):

       6.875%, 6/15/2010 (Prerefunded 6/15/2001) (a) . . . . . . . . . . . . . . . . .           13,800,000          15,140,808

       6.875%, 6/15/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,540,000           2,773,121

       7.25%, 6/15/2010 (Prerefunded 6/15/2001) (a)  . . . . . . . . . . . . . . . . .           15,500,000          17,140,055

       7.25%, 6/15/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              565,000             620,494

       7%, 6/15/2012 (Prerefunded 6/15/2001) (a) . . . . . . . . . . . . . . . . . . .           21,105,000          23,216,344

       7%, 6/15/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              555,000             606,654

New York State Housing Finance Agency, Revenue:

  Health Facilities, Refunding:

       5.875%, 5/1/2004  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,500,000           7,030,725

       6%, 5/1/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,000,000          11,028,000

   Housing Projects, Refunding 6.10%, 11/1/2015 (Insured; FSA) . . . . . . . . . . . .           13,120,000          14,358,134

   Insured Multi-Family Mortgage 7%, 8/15/2022 . . . . . . . . . . . . . . . . . . . .            4,495,000           4,886,245

   Multi-Family Housing Second Mortgage 6.95%, 8/15/2024 (Insured; FHA)  . . . . . . .            2,825,000           2,998,794

   Service Contract Obligation:

       5.375%, 9/15/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           13,520,000          14,016,590

       Refunding 5.50%, 9/15/2018  . . . . . . . . . . . . . . . . . . . . . . . . . .           15,625,000          16,243,750

New York State Local Government Assistance Corp.:

       7%, 4/1/2005  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,300,000           4,704,114

       6%, 4/1/2024  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           17,005,000          18,549,394

       Refunding:

          5%, 4/1/2012 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . .              105,000             108,940

          5%, 4/1/2013 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . .              100,000             103,106

          6.30%, 4/1/2013 (Insured; FGIC) (b)  . . . . . . . . . . . . . . . . . . . .            3,700,000           3,914,008

          4.375%, 4/1/2018 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . .            5,000,000           4,677,050

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                Principal

Long-Term Municipal Investments--98.2%                                                           Amount              Value
-----------------------------------------------------                                       _______________     _______________

New York (continued)

New York State Medical Care Facilities Finance Agency, Revenue:

  FHA Insured Mortgage:

       (Montefiore Medical Center) 5.75%, 2/15/2015 (Insured; AMBAC) . . . . . . . . .    $       8,750,000   $       9,387,350

       (New York Hospital) 6.50%, 8/15/2029 (Insured; AMBAC) . . . . . . . . . . . . .           12,000,000          13,832,400

   Hospital and Nursing Home FHA Insured Mortgage:

       6.125%, 2/15/2015 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           13,270,000          14,404,585

   (Saint Joseph's and Bayley Seton Hospital) Refunding 6.45%, 2/15/2009 . . . . . . .            5,930,000           6,572,931

   (Saint Luke's and Watefront Nursing Homes):

       6.85%, 2/15/2012 (Insured; FHA) . . . . . . . . . . . . . . . . . . . . . . . .            5,300,000           5,884,484

       6.85%, 2/15/2012 (Insured; FHA) (Prerefunded 2/15/2002) (a) . . . . . . . . . .              665,000             738,336

   Insured Long Term Health Care 6.45%, 11/1/2010 (Insured; FSA) . . . . . . . . . . .           10,875,000          11,989,253

   Mental Health Services:

       5.375%, 8/15/2013 (Insured, FGIC) . . . . . . . . . . . . . . . . . . . . . . .            4,900,000           5,138,336

       Refunding, Custodial Receipts 5.375%, 2/15/2014 (Insured; FGIC) . . . . . . . .           15,000,000          15,681,900

   Mental Health Services Facilities Improvement 6%, 2/15/2025 (Insured; MBIA) . . . .            8,710,000           9,802,669

New York State Mortgage Agency, Homeowner Mortgage, Revenue:

   5.10%, 10/1/2007  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              150,000             156,371

   6.383%, 10/1/2007 (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              860,000             933,048

   5.40%, 10/1/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              160,000             167,198

   6.983%, 10/1/2010 (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,380,000           1,504,200

   5.55%, 10/1/2012  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              190,000             199,937

   7.283%, 10/1/2012 (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,405,000           2,656,611

   6.60%, 10/1/2019  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,685,000          11,666,631

   5.80%, 10/1/2028  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,000,000           9,584,730

   5.85%, 10/1/2028  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,000,000          10,674,700

   Refunding:

       6%, 4/1/2017  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,000,000           6,484,260

       6%, 10/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,000,000           5,363,400

       6.20%, 10/1/2026  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           28,100,000          30,466,301

       5.40%, 4/1/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,000,000          10,189,400

New York State Power Authority, Revenue and General Purpose Refunding

   6.625%, 1/1/2012 (Prerefunded 1/1/2002) (a) . . . . . . . . . . . . . . . . . . . .            6,490,000           7,157,497

New York State Thruway Authority, Revenues:

   Highway and Bridge Trust Fund 5.50%, 4/1/2015 (Insured; MBIA) . . . . . . . . . . .           15,800,000          16,668,052

   (Local Highway and Bridge) Service Contract:

       7.25%, 1/1/2010 (Prerefunded 1/1/2001) (a)  . . . . . . . . . . . . . . . . . .           13,000,000          14,190,280

       5.75%, 4/1/2013 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . .            7,185,000           7,945,460

       5.75%, 4/1/2016 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           35,950,000          37,980,456

       Refunding:

          5.50%, 4/1/2004  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              250,000             265,685

          6.995%, 4/1/2004 (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,875,000           4,365,033

          5%, 4/1/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              250,000             260,338

          5.995%, 4/1/2006 (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,660,000          11,555,227

          6%, 4/1/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,000,000           5,542,700

          6%, 4/1/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,195,000           6,858,299

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                Principal

Long-Term Municipal Investments--98.2%                                                           Amount              Value
-----------------------------------------------------                                       _______________     _______________

New York (continued)

New York State Urban Development Corp.:

  Lease Revenue:

    (Correctional Capital Facilities):

          5.25%, 1/1/2010 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . .    $       5,000,000   $       5,340,100

          5.25%, 1/1/2011 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . .            4,000,000           4,251,400

          5.25%, 1/1/2012 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . .            3,500,000           3,696,665

          5.25%, 1/1/2013 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . .            3,660,000           3,838,462

          5.625%, 1/1/2017 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,240,000          10,706,125

          Refunding 5.50%, 1/1/2016  . . . . . . . . . . . . . . . . . . . . . . . . .           18,385,000          18,921,474

       (State Facilities) Refunding 5.70%, 4/1/2020  . . . . . . . . . . . . . . . . .           20,000,000          21,863,800

   Local or Guaranteed Housing, Refunding 5.50%, 7/1/2016 (Insured; FHA) . . . . . . .           13,250,000          14,033,738

Orange County Industrial Development Agency, Life Care Community Revenue,
Refunding

   (Glen Arden Inc. Project) 5.70%, 1/1/2028 . . . . . . . . . . . . . . . . . . . . .            4,600,000           4,609,384

Port Authority of New York and New Jersey:

   (Consolidated Bond 93rd Series) 6.125%, 6/1/2094  . . . . . . . . . . . . . . . . .           15,000,000          17,622,300

   (Consolidated Bond 99th Series):

       5.90%, 11/1/2012 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . .            6,840,000           7,424,273

       6%, 11/1/2013 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . .            5,810,000           6,329,588

   (Consolidated Bond 125th Series) Refunding:

       5%, 12/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              155,000             160,482

       6%, 12/1/2010 (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,750,000           4,009,950

       5.25%, 12/1/2012  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              455,000             473,414

       6.50%, 12/1/2012 (b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           3,239,400

   Special Obligation Revenue (JFK International Air Terminal-6):

       6.25%, 12/1/2014 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . .           10,000,000          11,711,200

       5.75%, 12/1/2022 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . .           24,000,000          25,666,560

Port Jervis Industrial Development Authority, Revenue

   (Francisan Health Partnership / Mercy Community Hospital) 5.50%, 11/1/2016  . . . .            1,000,000           1,010,590

Scotia Housing Authority, Housing Revenue (Coburg Village Inc. Project):

   6.15%, 7/1/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,880,000           3,947,318

   6.20%, 7/1/2038 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           13,000,000          13,224,900

Tompkins County Industrial Development Agency, Civic Facility Revenue

   (Ithacare Center Project) 6.20%, 2/1/2037 (Insured; FHA)  . . . . . . . . . . . . .            6,000,000           6,610,920

Triborough Bridge and Tunnel Authority, Revenues:

   7.375%, 1/1/2016 (Prerefunded 1/1/2000) (a) . . . . . . . . . . . . . . . . . . . .            8,280,000           8,762,144

   General Purpose:

       5.30%, 1/1/2017 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,185,000           9,516,395

       Refunding 5%, 1/1/2014  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,000,000           5,190,800

       Special Obligation Refunding 7.10%, 1/1/2010  . . . . . . . . . . . . . . . . .            9,000,000           9,741,060

United Nations Development Corporation, Revenue, Refunding:

  Senior Lien:

       5.10%, 7/1/2008 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              130,000             130,452

       6.323%, 7/1/2008 (b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,480,000           1,490,123

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                Principal

Long-Term Municipal Investments--98.2%                                                           Amount              Value
-----------------------------------------------------                                       _______________     _______________

New York (continued)

United Nations Development Corporation, Revenue, Refunding (continued):

  Senior Lien (continued):

       5.20%, 7/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $          130,000  $          130,467

       5.523%, 7/1/2009 (b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,695,000           1,707,001

       5.40%, 7/1/2014 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              120,000             120,383

       6.923%, 7/1/2014 (b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              565,000             568,548

       5.60%, 7/1/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,000,000           7,060,340

   Subordinated Lien:

       6.923%, 7/1/2014 (b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,315,000           1,323,258

       5.40%, 7/1/2014 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              120,000             120,383

       5.60%, 7/1/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,000,000           1,008,620

Watervliet Housing Authority, Residential Housing Revenue

  (Beltrone Living Center Project):

       6%, 6/1/2028  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,800,000           1,820,574

       6.125%, 6/1/2038  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,800,000           6,880,036

Yonkers Industrial Development Agency, Civic Facilities Revenue

  (Saint Joseph's Hospital):

       6.15%, Series A 3/1/2015  . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,000,000           1,014,260

       6.15%, Series C 3/1/2015  . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,500,000           3,549,910


U.S. Related--5.0%

Commonwealth of Puerto Rico, Public Improvement, Refunding:

   5.50%, 7/1/2010 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . . .              500,000             555,490

   7.459%, 7/1/2010 (b,c)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,800,000           5,865,408

   5.50%, 7/1/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,000,000          11,077,700

   5.50%, 7/1/2013 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           3,313,110

   Zero Coupon, 7/1/2015 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,000,000           2,302,600

   6%, 7/1/2026  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,000,000           5,756,100

Puerto Rico Aqueduct and Sewer Authority, Revenue 10.25%, 7/1/2009 . . . . . . . . . .           13,750,000          18,826,225

Puerto Rico Highway and Transportation Authority, Highway Revenue:

   6%, 7/1/2022  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,500,000          10,794,280

   5%, 7/1/2036  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,000,000           6,073,440

   Refunding 5.50%, 7/1/2015 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . .            8,000,000           8,804,160

Puerto Rico Public Buildings Authority, Public Education and Health Facilities, Lease
   Revenue, Refunding 5.75%, 7/1/2015 (Guaranteed; Commonwealth of Puerto Rico)  . . .            4,250,000           4,518,813

Virgin Island Public Finance Authority, Revenue, Refunding

   (Senior Lien) 5.50%, 10/1/2015  . . . . . . . . . . . . . . . . . . . . . . . . . .            5,000,000           5,157,750

                                                                                                                _______________

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

   (cost $1,507,140,067) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           $1,641,003,054

                                                                                                                _______________


DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                 Principal

Short-Term Municipal Investments--.9%                                                             Amount             Value
-----------------------------------------------------                                        _______________    _______________

New York:

Long Island Power Authority, Electric Power and Light System Revenue, VRDN

   3.30% (Insured; MBIA, SBPA; Credit Suisse First Boston) (d) . . . . . . . . . . . .    $       6,900,000   $       6,900,000

New York State Dormitory Authority, Revenues, VRDN

   (Oxford University Press Inc.) 3.30% (LOC; Landesbank Hessen-Thuringen) (d) . . . .            8,700,000           8,700,000

                                                                                                                _______________

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS

   (cost $15,600,000)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $     15,600,000

                                                                                                                _______________


TOTAL INVESTMENTS

   (cost $1,522,740,067) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                99.1%      $1,656,603,054

                                                                                                    _______     _______________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  .9%    $     15,815,389

                                                                                                    _______     _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               100.0%      $1,672,418,443

                                                                                                    _______     _______________


Summary    of    Abbreviations
-----------------------------------------------------------------------------

AGIC        Asset Guaranty Insurance Company                         LOC        Letter of Credit

AMBAC       American Municipal Bond Assurance Corporation            MBIA       Municipal Bond Investors Assurance

FGIC        Financial Guaranty Insurance Company                                  Insurance Corporation

FHA         Federal Housing Administration                           MFHR       Multi-Family Housing Revenue

FSA         Financial Security Assurance                             SBPA       Standby Bond Purchase Agreement

IDR         Industrial Development Revenue                           VRDN       Variable Rate Demand Notes

Summary of Combined Ratings
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value
_______                            ________                          __________________            ____________________

AAA                                Aaa                               AAA                                  29.2%

AA                                 Aa                                AA                                   12.5

A                                  A                                 A                                    39.8

BBB                                Baa                               BBB                                  11.9

B                                  B                                 B                                     1.0

Not Rated (e)                      Not Rated (e)                     Not Rated (e)                         5.6

                                                                                                        _______

                                                                                                         100.0%

                                                                                                        _______


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)Bonds   which   are  prerefunded  are  collateralized  by  U.S.  Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(b)Inverse   floater   security--the   interest  rate  is  subject  to  change
   periodically.

(c)Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 1998, this security amounted to $5,865,408 or approximately .4% of net assets.

(d)Securities payable on demand. Variable interest rate--subject to periodic change.

(e)Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES             NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                   Cost             Value

                                                                                              _______________   _______________
ASSETS:                          Investments in securities--See Statement of Investments . .   $1,522,740,067    $1,656,603,054

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                           28,222,911

                                 Receivable for shares of Common Stock subscribed  . . . .                            6,510,000

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                              232,225

                                                                                                                _______________

                                                                                                                  1,691,568,190

                                                                                                                _______________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              820,409

                                 Payable for investment securities purchased . . . . . . .                           17,073,049

                                 Cash overdrafts due to Custodian  . . . . . . . . . . . .                            1,017,266

                                 Payable for shares of Common Stock redeemed . . . . . . .                               10,000

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                              229,023

                                                                                                                _______________

                                                                                                                     19,149,747

                                                                                                                _______________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $1,672,418,443

                                                                                                                _______________



REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                       $1,523,879,162

                                 Accumulated net realized gain (loss) on investments . . .                           14,676,294

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 4  . . . . . . . . . . . . . . . .                          133,862,987

                                                                                                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $1,672,418,443

                                                                                                                _______________

SHARES OUTSTANDING

(300 million shares of $.01 par value Common Stock authorized) . . . . . . . . . . . . . .                          106,627,860


NET ASSET VALUE, offering and redemption price per share--Note 3(d). . . . . . . . . . . .                               $15.68

                                                                                                                        _______


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS        SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . .                                $45,597,927

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . .         $  4,966,371

                                 Shareholder servicing costs--Note 3(b)  . . . . .            1,082,141

                                 Custodian fees  . . . . . . . . . . . . . . . . .               55,335

                                 Directors' fees and expenses--Note 3(c) . . . . .               28,380

                                 Professional fees . . . . . . . . . . . . . . . .               22,768

                                 Registration fees . . . . . . . . . . . . . . . .               16,899

                                 Prospectus and shareholders' reports  . . . . . .               16,843

                                 Loan commitment fees--Note 2  . . . . . . . . . .                4,048

                                 Interest expense--Note 2  . . . . . . . . . . . .                1,446

                                 Miscellaneous . . . . . . . . . . . . . . . . . .               73,160

                                                                                           ____________

                                    Total Expenses . . . . . . . . . . . . . . . .            6,267,391

                                 Less--reduction in management fee due to
                                    undertaking--Note 3(a) . . . . . . . . . . . .              (55,121)

                                                                                           ____________

                                    Net Expenses . . . . . . . . . . . . . . . . .                                  6,212,270

                                                                                                                 ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                 39,385,657

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . .         $  4,939,523

                                 Net unrealized appreciation (depreciation) on
                                    investments  . . . . . . . . . . . . . . . . .           18,829,504

                                                                                           ____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . .                                 23,769,027

                                                                                                                 ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                                $63,154,684

                                                                                                                 ____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                                                                         Six Months Ended

                                                                                         November 30, 1998       Year Ended

                                                                                            (Unaudited)          May 31, 1998

                                                                                         __________________     _______________
OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $     39,385,657    $     81,611,592

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .              4,939,523          19,763,787

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . .             18,829,504          50,902,492

                                                                                            _______________     _______________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . .             63,154,684         152,277,871

                                                                                            _______________     _______________

DIVIDENDS TO SHAREHOLDERS FROM:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (39,817,336)        (81,414,282)

   Net realized gain on investments  . . . . . . . . . . . . . . . . . . . . . . . .             ---                (15,301,748)

                                                                                            _______________     _______________

       Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (39,817,336)        (96,716,030)

                                                                                            _______________     _______________

CAPITAL STOCK TRANSACTIONS:

   Net proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . .            147,167,736         703,593,539

   Dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             27,726,765          67,930,411

   Cost of shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (198,006,245)       (857,579,387)

                                                                                            _______________     _______________

       Increase (Decrease) in Net Assets from Capital Stock Transactions . . . . . .            (23,111,744)        (86,055,437)

                                                                                            _______________     _______________

          Total Increase (Decrease) in Net Assets  . . . . . . . . . . . . . . . . .                225,604         (30,493,596)

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,672,192,839       1,702,686,435

                                                                                            _______________     _______________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $1,672,418,443      $1,672,192,839

                                                                                            _______________     _______________


Undistributed investment income--net . . . . . . . . . . . . . . . . . . . . . . . .             ----------  $          431,679

                                                                                            _______________     _______________

                                                                                                 Shares              Shares
                                                                                            _______________     _______________

CAPITAL SHARE TRANSACTIONS:

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              9,423,383          45,942,093

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . .              1,774,291           4,418,815

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (12,693,312)        (55,942,685)

                                                                                            _______________     _______________

       Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . . . .             (1,495,638)         (5,581,777)

                                                                                            _______________     _______________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                Six Months Ended

                                                November 30, 1998                      Year Ended May 31,
                                                                        ____________________________________________________

PER SHARE DATA:                                    (Unaudited)        1998         1997        1996        1995        1994
                                                    _________        _______      _______     _______      _______     _______
   Net asset value, beginning of period  . . .        $15.47          $14.97       $14.64      $15.19       $15.06      $16.06
                                                     _______         _______      _______     _______      _______     _______

   Investment Operations:

   Investment income--net  . . . . . . . . . .           .38             .75          .76         .79          .84         .88

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . .           .21             .63          .41        (.51)         .23        (.62)
                                                     _______         _______      _______     _______      _______     _______

   Total from Investment Operations  . . . . .           .59            1.38         1.17         .28         1.07         .26
                                                     _______         _______      _______     _______      _______     _______

   Distributions:

   Dividends from investment income--net . . .          (.38)           (.74)        (.76)       (.79)        (.84)       (.89)

   Dividends from net realized gain on
       investments . . . . . . . . . . . . . .          --              (.14)        (.08)       (.04)        (.08)       (.37)

   Dividends in excess of net realized gain
       on investments  . . . . . . . . . . . .          --              --           --          --           (.02)         --

                                                     _______         _______      _______     _______      _______     _______

   Total Distributions . . . . . . . . . . . .          (.38)           (.88)        (.84)       (.83)        (.94)      (1.26)
                                                     _______         _______      _______     _______      _______     _______

   Net asset value, end of period  . . . . . .        $15.68          $15.47       $14.97      $14.64       $15.19      $15.06
                                                     _______         _______      _______     _______      _______     _______


TOTAL INVESTMENT RETURN. . . . . . . . . . . .          7.76%(1)        9.36%        8.14%       1.84%        7.55%       1.42%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . .           .75%(1)         .73%         .74%        .71%         .72%         .71%

   Ratio of net investment income
       to average net assets . . . . . . . . .          4.76%(1)        4.86%        5.10%       5.24%        5.70%        5.49%

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . .           .00%(2)         .00%(2)       --          --           --          --

   Portfolio Turnover Rate . . . . . . . . . .         11.38%(3)       35.86%       74.46%      81.93%       49.03%       35.66%

   Net Assets, end of period (000's Omitted) . .  $1,672,418      $1,672,193   $1,702,686  $1,698,678   $1,879,197   $1,941,233

------------

(1) Annualized.

(2) Amount represents less than .01%.

(3) Not annualized.




                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus New York Tax Exempt Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act") as a non-diversified, open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income exempt from Federal, New York State and New York City income taxes as is consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the Fund' s investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled  a  month  or  more after the trade date. Under the terms of the custody agreement,  the  Fund  receives  net  earnings  credits  based on available cash
balances    left    on    deposit.

  The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing
market    rates    in    effect    at    the    time    of    borrowings.

  The average daily amount of borrowings outstanding during the period ended November 30, 1998 was approximately $19,200 with a related weighted average annualized interest rate of 7.44%.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the Fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the Fund, exclusive of taxes, interest on borrowings, brokerage commissions, commitment fees and extraordinary expenses, exceed 11_2% of the value of the Fund's average net assets, the Fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. The Manager has undertaken from June 1, 1998 through November 30, 1998 to reduce the management fee paid by the Fund, to the extent that the Fund' s aggregate annual expenses (exclusive of certain expenses as described above) exceed an annual rate of .75 of 1% of the value of the Fund' s average daily net assets. The reduction in management fee, pursuant to the undertaking amounted to $55,121 during the period ended November 30, 1998.

  (B) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 1998, the Fund was charged $725,572 pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended November 30, 1998, the Fund was charged $241,985 pursuant to the transfer agency agreement.

  (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

  (D) A .10% redemption fee is charged and retained by the Fund (including on redemptions through use of the Fund Exchange privilege) on shares redeemed within fifteen days of their issuance. During the period ended November 30, 1998, redemption fees retained by the Fund amounted to $1,547.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 4--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 1998
amounted    to    $186,474,601    and    $193,272,021,    respectively.

  At November 30, 1998, accumulated net unrealized appreciation on investments was $133,862,987, consisting of $134,042,611 gross unrealized appreciation and $179,624 gross unrealized depreciation.

  At November 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the
Statement    of    Investments.


                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS NEW YORK

TAX EXEMPT BOND FUND, INC.

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                             980SA9811

New York

Tax Exempt

Bond Fund, Inc.

Semi-Annual

Report

November 30, 1998